VOYA MUTUAL FUNDS

Voya Multi-Manager Emerging Markets Equity Fund

(“Fund”)

Supplement dated July 17, 2015

to the Fund’s Class A, Class B, Class C, Class I, Class R and Class W Prospectus

dated February 27, 2015; and

to the Fund’s Class A, Class B, Class C, Class I, Class R and Class W

Summary Prospectus dated February 27, 2015, as supplemented May 12, 2015

(each a “Prospectus” and collectively “Prospectuses”)

On July 9, 2015, the Fund’s Board of Trustees (“Board”) approved the addition of Van Eck Associates Corporation (“Van Eck”) as a sub-adviser to the Fund effective on or about August 24, 2015. Currently, Delaware Investments Fund Advisers (“DIFA”) and J.P. Morgan Investment Management Inc. (“JPMorgan”) each manage a portion of the Fund’s assets. From the beginning of business on August 10, 2015 through the close of business on August 21, 2015, the Fund will be in a “transition period” during which time a transition manager will sell a portion of the assets currently managed by DIFA and JPMorgan. The transition manager may hold a large portion of the Fund’s assets in temporary investments. During this time, the Fund may not be pursuing its investment objective and strategies, and limitation on permissible investments and investment restrictions will not apply. The sale and purchase of securities during the transition period are expected to result in buy and sell transactions. Such transactions may be made at a disadvantageous time and may result in the realization of taxable gains or losses for the Fund resulting in taxable distributions to the Fund’s shareholders. In addition, these transactions will also result in transactional costs, which are ultimately borne by shareholders. Effective on or about August 24, 2015, DIFA, JPMorgan, and Van Eck will be the three sub-advisers managing the Fund’s assets. In conjunction with the addition of Van Eck as a sub-adviser to the Fund, David Semple and Angus Shillington will be added as portfolio manager and assistant portfolio manager, respectively, for the portion of the Fund’s assets allocated to Van Eck.

Effective on or about August 24, 2015, the Fund’s Prospectuses are hereby revised as follows:

1.	The subsection entitled “Fees and Expenses of the Fund – Portfolio Turnover” of the Fund’s Prospectuses is hereby deleted and replaced with the following:

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Examples, affect the Fund’s performance.

During the most recent fiscal year, the Fund’s portfolio turnover rate was 68% of the average value of its portfolio.

On or about August 24, 2015, Van Eck Associates Corporation (“Van Eck”) will be added as an additional sub-adviser to the Fund. Currently, Delaware Investments Fund Advisers (“DIFA”) and J.P. Morgan Investment Management Inc. (“JPMorgan”) each manage a portion of the Fund’s assets. During the period from the beginning of business on August 10, 2015 through the close of business on August 21, 2015, the Fund will be in a transition period during which time a transition manager will sell a portion of the assets currently managed by DIFA and JPMorgan which will result in buy and sell transactions.

These transactions could result in the realization of taxable gains or losses for the Fund resulting in taxable distributions to the Fund’s shareholders. In addition, these transactions will result in transaction costs which will be borne by the shareholders.

2.	The seventh paragraph of the section entitled “Principal Investment Strategies” of the Fund’s Prospectuses is hereby deleted and replaced with the following:

Delaware Investments Fund Advisers (“DIFA”), J.P. Morgan Investment Management Inc. (“JPMorgan”), and Van Eck Associates Corporation (“Van Eck”) (each a “Sub-Adviser” and collectively “Sub-Advisers”) provide the day-to-day management of the Fund. The Sub-Advisers act independently of each other and use their own methodology for selecting investments. The Fund’s investment adviser will determine the amount of Fund assets allocated to each Sub-Adviser.

3.	The following paragraph is included at the end of the section entitled “Principal Investment Strategies” of the Fund’s Prospectuses:

Van Eck Associates Corporation

Van Eck selects emerging market countries that the Fund will invest in based on its evaluation of economic fundamentals, legal structure, political developments and other specific factors Van Eck believes to be relevant. Utilizing qualitative and quantitative measures, Van Eck seeks to invest in what it believes are reasonably-priced companies that have strong structural growth potential. Van Eck seeks attractive investment opportunities in all areas of emerging markets, and utilizes a flexible investment approach across all market capitalizations.

4.	The section entitled “Portfolio Management” of the Fund’s Prospectuses is hereby deleted and replaced with the following:

From the beginning of business on August 10, 2015 through the close of business on August 21, 2015, a portion of the Fund’s assets will be managed by a transition manager in preparation for the addition of Van Eck Associates Corporation as Sub-Adviser to the Fund. Effective on or about August 24, 2015, the following serve as adviser, sub-adviser, and portfolio managers to the Fund:

PORTFOLIO MANAGEMENT
Investment Adviser
Voya Investments, LLC

Sub-Adviser
Delaware Investments Fund Advisers
Portfolio Manager
Lie-Er Chen, CFA
Portfolio Manager (since 10/11)
Sub-Adviser
J.P. Morgan Investment Management Inc.
Portfolio Managers
Anuj Arora	George Iwanicki, Jr.
Portfolio Manager (since 10/11)	Portfolio Manager (since 10/11)
Sub-Adviser
Van Eck Associates Corporation
Portfolio Managers
David A. Semple	Angus Shillington
Portfolio Manager (since 08/15)	Assistant Portfolio Manager (since 08/15)

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5.	The first and second paragraphs of the subsection entitled “Management of the Funds – The Sub-Advisers and Portfolio Managers – Voya Multi-Manager Emerging Markets Equity Fund” of the Fund’s Prospectus are hereby deleted and replaced with the following:

Delaware Investments Fund Advisers, J.P. Morgan Investment Management Inc., and Van Eck Associates Corporation are the sub-advisers of the Fund. Each sub-adviser makes investment decisions for the assets it has been allocated to manage. The Adviser may change the allocation of the Fund’s assets among the sub-advisers as it determines necessary to pursue the Fund’s investment objective.

The Adviser will determine what it believes to be the optimal allocation of the assets under management among the three sub-advisers. Subsequent inflows and outflows will be allocated among the three sub-advisers to maintain this allocation.

6.	The following paragraphs and table are included following the subsection entitled “Management of the Funds – The Sub-Advisers and Portfolio Managers – Voya Multi-Manager Emerging Markets Equity Fund – J.P. Morgan Investment Management Inc.:”

Van Eck Associates Corporation

Van Eck Associates Corporation (“Van Eck” or “Sub-Adviser”), has been an investment adviser since 1955 and also acts as adviser or sub-adviser to other mutual funds, exchange-traded funds, other pooled investment vehicles and separate accounts. Jan F. van Eck and members of his family own 100% of the voting stock of Van Eck. The principal address of Van Eck is 335 Madison Avenue, New York, New York 10017. As of June 30, 2015, Van Eck had approximately $31.1 billion in assets under management.

David A. Semple is primarily responsible for the day-to-day management of the Fund’s assets allocated to Van Eck.

David A. Semple, Portfolio Manager, has been with Van Eck since 1998 and is currently the portfolio manager of various funds advised by Van Eck. Mr. Semple is responsible for asset allocation and stock selection in global emerging markets.

Angus Shillington, Assistant Portfolio Manager, joined Van Eck in 2009 and currently serves on the investment team for various funds advised by Van Eck. Prior to joining Van Eck, Mr. Shillington was the Head of International Equity at ABN Amro from 2006 to 2008 and Managing Director at BNP Paribas from 2001 to 2006.

Historical sub-adviser/name and strategies information:
Effective Date	Fund Name	Sub-Adviser
08/24/15	Voya Multi-Manager Emerging Markets Equity Fund	Van Eck Associates Corporation was added as a Sub-Adviser*

*     The addition of the Sub-Adviser resulted in a change to the Fund’s principal investment strategies.

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VOYA MUTUAL FUNDS

Voya Multi-Manager Emerging Markets Equity Fund

(“Fund”)

Supplement dated July 17, 2015

to the Fund’s Class A, Class B, Class C, Class I, Class R and Class W

Statement of Additional Information (“SAI”)

dated February 27, 2015

On July 9, 2015, the Fund’s Board of Trustees (“Board”) approved the addition of Van Eck Associates Corporation (“Van Eck”) as a sub-adviser to the Fund effective on or about August 24, 2015. Currently, Delaware Investments Fund Advisers (“DIFA”) and J.P. Morgan Investment Management Inc. (“JPMorgan”) each manage a portion of the Fund’s assets. From the beginning of business on August 10, 2015 through the close of business on August 21, 2015, the Fund will be in a “transition period” during which time a transition manager will sell a portion of the assets currently managed by DIFA and JPMorgan. The transition manager may hold a large portion of the Fund’s assets in temporary investments. During this time, the Fund may not be pursuing its investment objective and strategies, and limitation on permissible investments and investment restrictions will not apply. The sale and purchase of securities during the transition period are expected to result in buy and sell transactions. Such transactions may be made at a disadvantageous time and may result in the realization of taxable gains or losses for the Fund resulting in taxable distributions to the Fund’s shareholders. In addition, these transactions will also result in transactional costs, which are ultimately borne by shareholders. Effective on or about August 24, 2015, DIFA, JPMorgan, and Van Eck will be the three sub-advisers managing the Fund’s assets. In conjunction with the addition of Van Eck as a sub-adviser to the Fund, David Semple and Angus Shillington will be added as portfolio manager and assistant portfolio manager, respectively, for the portion of the Fund’s assets allocated to Van Eck.

In addition, effective July 1, 2015, the Fund’s Board also approved a management fee waiver for the Fund.

Effective on or about July 1, 2015, the Fund’s SAI was revised as follows:

1.	The following paragraph is included in the subsection entitled “Adviser – Management Fee Waivers:”

The Adviser is contractually obligated to lower the management fee for Voya Multi-Manager Emerging Markets Equity Fund so that the management fee payable to the Adviser will be waived in amounts equal to 50% of the savings to the Adviser resulting from the implementation of a sub-advisory fee reduction through March 1, 2016. Termination or modification of this obligation requires approval by the Board.

Effective on or about August 24, 2015, the Fund’s SAI is hereby revised as follows:

2.	The information with regards to Voya Multi-Manager Emerging Markets Equity Fund in the table in the subsection entitled “Sub-Advisers – Sub-Advisory Fees” of the Fund’s SAI is hereby deleted and replaced with the following:

Fund	Sub-Adviser	Annual Sub-Advisory Fee
Voya Multi-Manager Emerging Markets Equity	Delaware Investments Fund Advisers (“DIFA”)	For information on the Fund’s annual sub-advisory fee rate, please see the paragraph immediately following this table.
J.P. Morgan Investment Management Inc. (“JPMorgan”)
Van Eck Associates Corporation (“Van Eck”)

3.	The first paragraph in the subsection entitled “Sub-Advisers – Aggregation” of the Fund’s SAI is hereby deleted in its entirety and replaced with the following:

With respect to the annual sub-advisory fee rate for Voya Multi-Manager Emerging Markets Equity Fund, the Adviser paid DIFA and JPMorgan aggregate sub-advisory fees of $1,347,578 which represented approximately 0.5437% of the Fund’s average daily net assets for the fiscal year ended October 31, 2014. The accrued sub-advisory fees paid and percentage reflect the fee schedules in effect during that period. Because Van Eck was named as a Sub-Adviser to the Fund effective August 24, 2015, Van Eck did not receive sub-advisory fees for the fiscal year ended October 31, 2014.

4.	The following section is included in the sub-section entitled “Portfolio Management – Voya Multi-Manager Emerging Markets Equity Fund” of the Fund’s SAI:

Van Eck

Other Accounts Managed

The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of June 30, 2015:

Portfolio Managers	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
David A. Semple	2	$762,000,000	1	$26,200,000	0	$0
Angus Shillington	2	$762,000,000	1	$26,200,000	0	$0

Potential Material Conflicts of Interest

Van Eck (and its principals, affiliates or employees) may serve as an investment adviser to other client accounts and conduct investment activities for their own accounts. Such “Other Clients” may have investment objectives or may implement investment strategies similar to those of the Fund. When Van Eck implements investment strategies for Other Clients that are similar or directly contrary to the positions taken by the Fund, the prices of the Fund’s securities may be negatively affected. For example, when purchase or sales orders for the Fund are aggregated with those of other funds managed by Van Eck and/or Other Clients and allocated among them, the price that the Fund pays or receives may be more in the case of a purchase or less in a sale than if Van Eck served as Sub-Adviser to only the Fund. When Other Clients are selling a security that the Fund owns, the price of that security may decline as a result of the sales. The compensation that Van Eck receives from Other Clients may be higher than the compensation paid by the Adviser to Van Eck. Van Eck does not believe that its activities materially disadvantage the Fund. Van Eck has implemented procedures to monitor trading across the Fund and its Other Clients.

Compensation Structure of Portfolio Managers

Van Eck’s portfolio managers are paid a fixed base salary and a bonus. The bonus is based upon the quality of investment analysis and management of the funds for which they serve as portfolio manager. Portfolio managers who oversee accounts with significantly different fee structures are generally compensated by discretionary bonus rather than a set formula to help reduce potential conflicts of interest. At times, Van Eck and affiliates manage accounts with incentive fees.

Van Eck’s portfolio managers may serve as portfolio managers to other clients. Such “Other Clients” may have investment objectives or may implement investment strategies similar to those of the Fund. When the portfolio managers implement investment strategies for Other Clients that are similar or directly contrary to the positions taken by the Fund, the prices of the Fund’s securities may be negatively affected. The compensation that the Fund’s portfolio manager receives for managing other client accounts may be

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higher than the compensation the portfolio manager receives for managing the Fund. The portfolio managers do not believe that their activities materially disadvantage the Fund. Van Eck has implemented procedures to monitor trading across the Fund and its Other Clients.

Ownership of Securities

The following table shows the dollar range of shares of the Fund owned by each portfolio manager as of June 30, 2015 including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.

Portfolio Managers	Dollar Range of Fund Shares Owned
David A. Semple	None
Angus Shillington	None

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